Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of BVI and PRC components of loss before income taxes
	Years Ended December 31,
	2020	2019	2018
BVI	$(1,650,230)	$(1,385,394)	$(957,973)
PRC	(1,591,467)	(3,065,600)	(7,952,029)
Loss before income taxes	$(3,241,697)	$(4,450,994)	$(8,910,002)

Schedule of income taxes (benefit) provision
Years Ended December 31,
	2020	2019	2018
Current:
BVI	$-	$-	$-
PRC	-	-	-
	-	-	-
Deferred:
BVI	-	-	-
PRC	-	-	-
Income taxes (benefit) provision	$-	$-	$-

Schedule of reconciliation of the provision for income taxes
	Years ended December 31,
	2020	2019	2018
Loss before provision for income tax and non-controlling interests	$(3,241,697)	$(4,450,994)	$(8,910,002)
PRC corporate income tax rate	25%	25%	25%
Income tax benefit computed at PRC statutory corporate income tax rate	(810,424)	(1,112,749)	(2,227,500)
Reconciling items:
Allowances and reserves	26,352	20,414	4,940
Impairment on intangible assets	-	-	818,935
BVI tax rate and PRC tax law differential	412,557	346,349	239,493
Others	5,301	40,828	300
Valuation allowance on deferred tax assets	366,214	705,158	1,163,832
Income tax benefit	$-	$-	$-

Schedule of deferred tax assets and liabilities
	2020	2019
Deferred tax assets
Allowances and reserves	$181,706	$155,354
Impairment on intangible assets	-	818,935
Net operating loss carried forward	2,418,846	3,789,703
Valuation reserve	(2,600,552)	(4,763,992)
Deferred tax assets, non-current	$-	$-